Annual Total Returns - Voya Index Solution 2045 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2045 Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	(3.92%)
2012	16.19%
2013	24.34%
2014	6.32%
2015	(1.52%)
2016	8.47%
2017	20.81%
2018	(8.03%)
2019	25.17%
2020	16.09%